Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed capital ELOC	Subscribed capital 2022 PIPE & RDO	Subscribed capital PIPE 2021	Subscribed capital Class B shares	Subscribed capital	Share premium ELOC	Share premium 2022 PIPE & RDO	Share premium PIPE 2021	Share premium Class B shares	Share premium	Other capital reserves 2022 PIPE & RDO	Other capital reserves	Treasury shares Class B shares	Treasury shares	Accumulated loss	Currency translation reserve [Member]	Remeasurement of defined pension benefit obligation	ELOC	2022 PIPE & RDO	PIPE 2021	Class B shares	Total
Beginning balance at Dec. 31, 2019					€ 24,460					€ 65,254		€ 3,981			€ (117,671)	€ 3	€ (114)					€ (24,087)
Loss for the year															(188,427)							(188,427)
Other comprehensive income / (loss)																36	(44)					(8)
Total comprehensive income / (loss)															(188,427)	36	(44)					(188,435)
Share-based payment awards												71,990										71,990
Convertible loans					2,299					65,824		34,084										102,207
Share capital increase					2,791					94,019												96,810
Share buy-back										(738)				€ (25)								(763)
Conversion					2,299					65,824		34,084										102,207
Repurchase										738				25								763
Ending balance at Dec. 31, 2020					29,550					224,359		110,055		(25)	(306,098)	39	(158)					57,722
Loss for the year															(411,036)							(411,036)
Other comprehensive income / (loss)																44	162					206
Total comprehensive income / (loss)															(411,036)	44	162					(410,830)
Share-based payment awards												53,350										53,350
Convertible loans					2,464					127,813		(34,084)										96,193
Reorganization					2,724					51,116		111,109		(81)								164,868
Share capital increase			€ (5,400)					€ (375,808)												€ (381,208)
Share buy-back										45				(45)
Conversion					2,464					127,813		(34,084)										96,193
Repurchase										(45)				45
Ending balance at Dec. 31, 2021					40,138					779,141		240,430		(151)	(717,134)	83	4					342,511
Loss for the year															(253,064)							(253,064)
Other comprehensive income / (loss)																33	28					61
Total comprehensive income / (loss)															(253,064)	33	28					(253,003)
Share-based payment awards												27,380										27,380
Convertible loans					1,303				€ 126	207		(2,072)	€ (126)									(562)
Reorganization					2,724					51,116		111,109										164,868
Share capital increase	€ 674	€ 10,983			5,400	€ 12,520	€ 50,095			375,808	€ 11,916							€ 13,194	€ 72,994			381,208
Share buy-back				€ (6)					(108)				108								€ (6)
Conversion					1,303				126	207		(2,072)	(126)									(562)
Repurchase				€ 6					€ 108				€ (108)								€ 6
Sale of treasury shares held by consolidated entity										877				106								983
Ending balance at Dec. 31, 2022					€ 53,104					€ 843,074		€ 277,654		€ (279)	€ (970,198)	€ 116	€ 32					€ 203,503